Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($) shares
Summary of Significant Accounting Policies
Number of operating segments | segment			2		2
Allowance for doubtful accounts					$ 0
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0	0	$ 0
Adjustment to estimated accrued clinical trial expenses					$ 1,400,000
Option vesting rights			25%		25%
Requisite period (in years)			3 years		3 years
Expiration period			10 years		10 years
Number of options issued | shares					173,740	45,715
Dividend yield			0.00%		0.00%	0.00%
Expected life			6 years		4 years	4 years
Volatility rate			116.00%		108.00%
Volatility rate minimum					108.00%	94.00%
Volatility rate maximum					130.00%	110.00%
Risk-free interest rate			4.06%		4.76%
Risk free interest rate, minimum					4.16%	3.48%
Risk free interest rate, maximum					4.76%	4.35%
Foreign currency transaction gain (loss)					$ 1,591	$ 1,483
Income tax benefit					(409,114)	(1,767,803)
Net operating loss carryforwards sold					409,114
Interest and penalties					$ 0	$ 0
Warrants
Summary of Significant Accounting Policies
Number of options issued | shares					2,334,382	673,455
Termination benefits
Summary of Significant Accounting Policies
Expiration period			3 months		3 months
Directors
Summary of Significant Accounting Policies
Requisite period (in years)			1 year		1 year